Capital Stock - Summary of Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options Outstanding-beginning of year	5,285	5,713	6,123
Options Granted	73	433	96
Options Exercised	(1,039)	(733)	(363)
Options Forfeited/Expired	(82)	(128)	(143)
Options Outstanding-end of year	4,237	5,285	5,713
Options Exercisable-end of year	3,848	4,561	4,656
Weighted-Average Exercise Price, Outstanding-beginning of year	$ 34.40	$ 32.47	$ 31.54
Weighted-Average Exercise Price, Granted	$ 34.07	$ 27.69	$ 34.93
Weighted-Average Exercise Price, Exercised	$ 26.21	$ 15.85	$ 16.14
Weighted-Average Exercise Price, Forfeited/Expired	$ 38.46	$ 31.81	$ 33.11
Weighted-Average Exercise Price, Outstanding-end of year	$ 36.33	$ 34.40	$ 32.47
Weighted-Average Exercise Price, Exercisable-end of year	$ 37.03	$ 35.54	$ 35.40